                                                            [METLIFE LETTERHEAD]

METLIFE INSURANCE COMPANY OF CONNECTICUT
1300 HALL BOULEVARD
BLOOMFIELD, CONNECTICUT 06002-2910

December 12, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities
     File Nos. 333-152270/811-21262
     Vintage Access Annuity (B)
     Portfolio Architect Access Annuity (B)
     Scudder Advocate Advisor Annuity (B)
     Scudder Advocate Advisor - ST1 Variable Annuity (B)
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of four Prospectuses dated April 28, 2008 and one Statement of Additional Information ("SAI") dated December 7, 2007, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and SAI contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on November 21, 2008.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,


/s/ John Towers
John Towers
Counsel
Metropolitan Life Insurance Company